Prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2015
Prepayments and other assets [Abstract]
Schedule of Prepayments and Other Assets

(In thousands)	December 31, 2014	December 31, 2015
Current portion:
Advance to suppliers	520	882
Interest-free loans to employees (note a)	3,625	3,200
Low-interest loans to employees, current portion (note b)	64	—
Advance to employees for business purposes	585	957
Interest receivable	5,380	564
Rental and other deposits	774	224
Prepayment for share repurchase plan (note c)	1,000	712
Prepaid game sharing costs	458	—
Prepaid professional fees	900	—
Prepaid management insurance	179	209
Receivable from Nesound (note d)	—	4,004
Prepayment for taxation	—	2,041
Others	405	275
Total of prepayments and other current assets	13,890	13,068
Non-current portion:
Prepayments for online game licenses	5,346	4,786
Long term receivable	—	1,812
Low-interest loans to employees, non-current portion (note b)	449	833
Total of long-term prepayments and other assets	5,795	7,431

Note a:
The Group had entered into loan contracts with certain employees as at December 31, 2014 and 2015, under which the Group provided interest-free loans to these employees. The loan amounts vary amongst different employees and are repayable on demand.

Note b:
The Group had entered into loan contracts with certain employees as at December 31, 2014 and 2015, under which the Group provided low-interest loans to these employees. The loan amounts vary amongst different employees and are repayable in equal instalments on a monthly basis over the term of 10 years.

Note c:
In December 2014, the Company announced a share repurchase program to purchase up to USD 20 million shares and prepaid USD 1 million to a security broker for this program. In December 2015, the Company announced a share repurchase program to purchase up to USD 20 million shares and prepaid USD 0.7 million to a security broker for this program.

Note d.	The Group sold Kankan to Nesound in July 2015. There is a balance receivable remaining amounted USD 4,004 thousand which would be paid to the Group one year after the closing date.